UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2014

1.811314.110

MAG-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.7%
Johnson Controls, Inc.	2,283,300	$ 110,375
Automobiles - 0.1%
Tesla Motors, Inc. (a)	108,800	24,198
Diversified Consumer Services - 1.4%
H&R Block, Inc.	2,701,000	90,970
LifeLock, Inc. (a)	3,638,902	67,356
Service Corp. International	3,259,200	73,984
		232,310
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	459,668	26,978
Buffalo Wild Wings, Inc. (a)	243,000	43,832
Chipotle Mexican Grill, Inc. (a)	155,600	106,510
Domino's Pizza, Inc.	446,300	42,028
Habit Restaurants, Inc. Class A	9,500	307
Las Vegas Sands Corp.	1,367,300	79,522
Starbucks Corp.	1,654,900	135,785
		434,962
Household Durables - 0.4%
KB Home	2,452,200	40,584
Leggett & Platt, Inc.	510,100	21,735
		62,319
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	337,300	104,681
Groupon, Inc. Class A (a)	4,616,300	38,131
priceline.com, Inc. (a)	64,300	73,316
		216,128
Leisure Products - 0.2%
Polaris Industries, Inc.	168,200	25,439
Media - 2.3%
Comcast Corp. Class A	3,856,400	223,710
Lions Gate Entertainment Corp. (d)	2,646,600	84,744
Starz Series A (a)	542,400	16,109
Time Warner, Inc.	598,300	51,107
		375,670
Specialty Retail - 3.1%
GNC Holdings, Inc.	738,500	34,680
Home Depot, Inc.	2,408,300	252,799
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	668,600	$ 57,867
TJX Companies, Inc.	2,490,200	170,778
		516,124
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	1,975,700	74,207
Hanesbrands, Inc.	221,100	24,679
Kate Spade & Co. (a)	1,581,900	50,637
Michael Kors Holdings Ltd. (a)	1,476,900	110,915
NIKE, Inc. Class B	1,209,200	116,265
VF Corp.	1,451,620	108,726
		485,429
TOTAL CONSUMER DISCRETIONARY		2,482,954
CONSUMER STAPLES - 8.1%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	445,160	50,099
Molson Coors Brewing Co. Class B	593,300	44,213
Monster Beverage Corp. (a)	1,047,200	113,464
The Coca-Cola Co.	2,915,500	123,092
		330,868
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	691,700	98,048
CVS Health Corp.	1,977,772	190,479
Kroger Co.	2,443,700	156,910
Sprouts Farmers Market LLC (a)	272,400	9,256
		454,693
Food Products - 2.9%
Bunge Ltd.	795,550	72,323
Keurig Green Mountain, Inc.	1,286,500	170,326
Mead Johnson Nutrition Co. Class A	977,400	98,268
Mondelez International, Inc.	3,761,300	136,629
		477,546
Personal Products - 0.5%
Herbalife Ltd.	1,968,300	74,205
TOTAL CONSUMER STAPLES		1,337,312
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Halliburton Co.	1,628,100	$ 64,033
Oceaneering International, Inc.	1,363,900	80,211
Schlumberger Ltd.	1,990,200	169,983
		314,227
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	1,541,500	127,174
BG Group PLC	1,339,700	17,927
Cabot Oil & Gas Corp.	1,802,136	53,361
Cimarex Energy Co.	162,800	17,257
ConocoPhillips Co.	1,679,200	115,966
EOG Resources, Inc.	1,485,000	136,724
Marathon Petroleum Corp.	645,400	58,254
Phillips 66 Co.	797,400	57,174
Phillips 66 Partners LP	260,300	17,942
Suncor Energy, Inc.	2,704,100	85,885
		687,664
TOTAL ENERGY		1,001,891
FINANCIALS - 17.8%
Banks - 8.2%
Bank of America Corp.	19,912,900	356,242
Citigroup, Inc.	6,017,516	325,608
JPMorgan Chase & Co.	6,342,198	396,895
U.S. Bancorp	1,272,659	57,206
Wells Fargo & Co.	4,074,855	223,384
		1,359,335
Capital Markets - 4.4%
BlackRock, Inc. Class A	706,600	252,652
Charles Schwab Corp.	1,476,068	44,562
KKR & Co. LP	1,666,569	38,681
Morgan Stanley	3,667,668	142,306
TD Ameritrade Holding Corp.	498,176	17,825
The Blackstone Group LP	6,161,800	208,454
Virtus Investment Partners, Inc.	107,900	18,396
		722,876
Consumer Finance - 0.8%
Capital One Financial Corp.	1,521,400	125,592
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	2,252,766	$ 338,253
Insurance - 1.0%
American International Group, Inc.	510,300	28,582
MetLife, Inc.	1,409,521	76,241
The Chubb Corp.	625,900	64,762
		169,585
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,008,461	198,536
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	12,892
RREF CMBS AIV, LP (f)(g)(i)	500,000	22,362
RREF Midtown Colony REIT, Inc. (a)(f)(g)(h)	500,000	1,886
		37,140
TOTAL FINANCIALS		2,951,317
HEALTH CARE - 15.9%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	707,460	130,901
Alkermes PLC (a)	540,013	31,623
Alnylam Pharmaceuticals, Inc. (a)	204,371	19,824
Amgen, Inc.	1,236,977	197,038
Amicus Therapeutics, Inc. (a)	562,204	4,678
Biogen Idec, Inc. (a)	365,604	124,104
BioMarin Pharmaceutical, Inc. (a)	459,900	41,575
Bluebird Bio, Inc. (a)	208,773	19,149
Celgene Corp. (a)	44,200	4,944
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	1,855,100	174,862
Intercept Pharmaceuticals, Inc. (a)	5,600	874
Medivation, Inc. (a)	184,000	18,328
Regeneron Pharmaceuticals, Inc. (a)	271,200	111,260
Vertex Pharmaceuticals, Inc. (a)	825,500	98,069
		977,229
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	8,691,400	115,161
Covidien PLC	192,000	19,638
Medtronic, Inc.	2,261,200	163,259
		298,058
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
DaVita HealthCare Partners, Inc. (a)	1,005,000	$ 76,119
McKesson Corp.	999,700	207,518
		283,637
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	409,000	59,591
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,469,500	60,161
Bruker Corp. (a)	2,875,462	56,417
Illumina, Inc. (a)	134,300	24,789
		141,367
Pharmaceuticals - 5.3%
Actavis PLC (a)	1,004,661	258,610
Bristol-Myers Squibb Co.	2,912,200	171,907
Jazz Pharmaceuticals PLC (a)	192,300	31,485
Johnson & Johnson	1,786,600	186,825
Mallinckrodt PLC (a)	702,600	69,578
Shire PLC sponsored ADR	395,500	84,060
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,212,800	69,748
Theravance, Inc.	485,253	6,866
		879,079
TOTAL HEALTH CARE		2,638,961
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	340,533	38,296
Precision Castparts Corp.	186,300	44,876
United Technologies Corp.	1,553,000	178,595
		261,767
Air Freight & Logistics - 1.2%
FedEx Corp.	1,041,700	180,902
Hub Group, Inc. Class A (a)	412,300	15,700
		196,602
Airlines - 1.8%
American Airlines Group, Inc.	1,045,000	56,043
Delta Air Lines, Inc.	1,824,400	89,742
JetBlue Airways Corp. (a)(d)	4,724,000	74,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	722,300	$ 30,568
Spirit Airlines, Inc. (a)	572,100	43,239
		294,515
Building Products - 0.3%
A.O. Smith Corp.	796,800	44,947
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	2,263,800	82,017
Electrical Equipment - 0.1%
Acuity Brands, Inc.	140,800	19,722
Industrial Conglomerates - 0.8%
Danaher Corp.	1,572,700	134,796
Machinery - 2.7%
Caterpillar, Inc.	735,500	67,320
Cummins, Inc.	440,870	63,560
Deere & Co.	1,506,100	133,245
Illinois Tool Works, Inc.	1,223,500	115,865
Manitowoc Co., Inc.	2,967,905	65,591
Parker Hannifin Corp.	65,800	8,485
		454,066
Professional Services - 0.5%
Towers Watson & Co.	383,137	43,360
Verisk Analytics, Inc. (a)	535,000	34,267
		77,627
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	410,400	34,576
TOTAL INDUSTRIALS		1,600,635
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.4%
Juniper Networks, Inc.	2,281,500	50,923
QUALCOMM, Inc.	2,567,000	190,805
		241,728
Electronic Equipment & Components - 0.4%
Keysight Technologies, Inc. (a)	734,750	24,813
TE Connectivity Ltd.	636,300	40,246
		65,059
Internet Software & Services - 6.6%
Alibaba Group Holding Ltd. sponsored ADR	676,800	70,347
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Criteo SA sponsored ADR (a)(d)	450,000	$ 18,189
Facebook, Inc. Class A (a)	3,413,500	266,321
Gogo, Inc. (a)(d)	1,094,400	18,090
Google, Inc.:
Class A (a)	502,300	266,551
Class C (a)	503,900	265,253
LinkedIn Corp. (a)	79,300	18,216
Rackspace Hosting, Inc. (a)	3,006,000	140,711
Tencent Holdings Ltd.	100	1
Twitter, Inc. (a)	1,076,500	38,614
		1,102,293
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	1,356,918	71,455
MasterCard, Inc. Class A	2,330,400	200,787
Maximus, Inc.	800,600	43,905
Visa, Inc. Class A	942,800	247,202
		563,349
Semiconductors & Semiconductor Equipment - 0.4%
Intersil Corp. Class A	2,773,300	40,130
Skyworks Solutions, Inc.	328,300	23,871
		64,001
Software - 5.5%
DocuSign, Inc. (a)(f)	16,185	184
HubSpot, Inc.	890,281	26,930
Intuit, Inc.	1,596,200	147,154
Microsoft Corp.	3,534,200	164,164
Mobileye NV	1,271,935	46,431
Progress Software Corp. (a)	982,447	26,546
Rovi Corp. (a)	2,415,200	54,559
salesforce.com, Inc. (a)	2,606,705	154,604
SS&C Technologies Holdings, Inc.	875,739	51,222
Symantec Corp.	3,154,000	80,916
Synopsys, Inc. (a)	1,516,400	65,918
Tableau Software, Inc. (a)	905,400	76,742
Xero Ltd. (a)(d)	1,084,410	13,661
		909,031
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	5,721,513	$ 631,538
Hewlett-Packard Co.	2,739,500	109,936
		741,474
TOTAL INFORMATION TECHNOLOGY		3,686,935
MATERIALS - 3.7%
Chemicals - 3.4%
CF Industries Holdings, Inc.	848,800	231,332
E.I. du Pont de Nemours & Co.	1,209,500	89,430
LyondellBasell Industries NV Class A	829,919	65,887
Monsanto Co.	846,684	101,153
Potash Corp. of Saskatchewan, Inc. (d)	2,397,900	84,767
		572,569
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	753,300	45,936
TOTAL MATERIALS		618,505
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA (a)	433,441	7,525
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource, Inc.	1,072,300	45,487
TOTAL COMMON STOCKS (Cost $12,077,708)		16,371,522
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
8.00% (a)(f)	12,145,838	15,784
Series G, 8.00% (f)	3,847,486	5,000
		20,784
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D 8.00% (f)	966,928	$ 32,216
IT Services - 0.1%
Nutanix, Inc. Series E (f)	462,283	6,193
Software - 0.2%
Cloudflare, Inc. Series D (f)	571,642	3,502
DocuSign, Inc.:
Series B (f)	7,510	85
Series B-1 (f)	2,249	26
Series D (a)(f)	2,376,438	27,020
Series E (f)	139,427	1,585
		32,218
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	306,060	4,977
TOTAL INFORMATION TECHNOLOGY		75,604
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $55,847)		96,388
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.13% (b)	117,996,090	117,996
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	184,576,408	184,576
TOTAL MONEY MARKET FUNDS (Cost $302,572)		302,572
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $12,436,127)		16,770,482
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(195,174)
NET ASSETS - 100%		$ 16,575,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.\

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,712,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$ 3,502
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
Nutanix, Inc. Series E	8/26/14	$ 6,193
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 15,000
(g) Affiliated company
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 120
Fidelity Securities Lending Cash Central Fund	1,139
Total	$ 1,259
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$ 24,313	$ -	$ -	$ 9,711	$ 12,892
RREF CMBS AIV, LP	20,125	-	-	4,411	22,362
RREF Midtown Colony REIT, Inc.	1,447	-	-	-	1,886
Total	$ 45,885	$ -	$ -	$ 14,122	$ 37,140
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,503,738	$ 2,482,954	$ -	$ 20,784
Consumer Staples	1,337,312	1,287,213	50,099	-
Energy	1,001,891	983,964	17,927	-
Financials	2,951,317	2,914,177	-	37,140
Health Care	2,638,961	2,638,961	-	-
Industrials	1,600,635	1,600,635	-	-
Information Technology	3,762,539	3,613,389	73,362	75,788
Materials	618,505	618,505	-	-
Telecommunication Services	7,525	7,525	-	-
Utilities	45,487	45,487	-	-
Money Market Funds	302,572	302,572	-	-
Total Investments in Securities:	$ 16,770,482	$ 16,495,382	$ 141,388	$ 133,712
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $12,458,690,000. Net unrealized appreciation aggregated $4,311,792,000, of which $4,505,540,000 related to appreciated investment securities and $193,748,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015